Segment Reporting (Schedule of Segment Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Revenues	¥ 4,527,084	¥ 4,383,397	¥ 4,461,203
Telecommunications Business
Segment Reporting Information [Line Items]
Revenues	3,688,486	3,653,344	3,825,429
Smart Life Business
Segment Reporting Information [Line Items]
Revenues	491,234	427,707	354,923
Other businesses
Segment Reporting Information [Line Items]
Revenues	347,364	302,346	280,851
Total Segments
Segment Reporting Information [Line Items]
Revenues	4,553,184	4,411,377	4,486,335
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Revenues	3,689,779	3,654,565	3,827,328
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Revenues	504,129	443,320	366,202
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Revenues	359,276	313,492	292,805
Elimination
Segment Reporting Information [Line Items]
Revenues	(26,100)	(27,980)	(25,132)
Elimination | Telecommunications Business
Segment Reporting Information [Line Items]
Revenues	(1,293)	(1,221)	(1,899)
Elimination | Smart Life Business
Segment Reporting Information [Line Items]
Revenues	(12,895)	(15,613)	(11,279)
Elimination | Other businesses
Segment Reporting Information [Line Items]
Revenues	¥ (11,912)	¥ (11,146)	¥ (11,954)